BORROWING COSTS	12 Months Ended
Dec. 31, 2019
Disclosure Of Borrowing Costs [Abstract]
Disclosure of borrowing costs [text block]
NOTE 12.  BORROWING COSTS

Arauco capitalizes interest at effective rate on current investment projects.

At the date of issuance of these consolidated financial statements, Arauco has capitalized financial interest related to the modernization and extension of Planta Arauco (MAPA) project in Chile and to the Grayling project in the United States.

	January - December
	2019	2018
	ThU.S .$	ThU.S .$
Property, plant and equipment capitalized cost
Property, plant and equipment capitalized interest cost rate	4.46%	3.74%
Amount of the capitalized interest cost, property, plant and equipment	24,767	16,469